Earnings/(Loss) per Share - Disclosure of weighted-average number of ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic
Weighted Average number of ordinary shares [Line Items]
Issued ordinary shares at January 1 (in shares)		287,796,585	285,885,025	285,370,619
Effect of shares issued (in shares)	690,772	705,958	233,048
Effect of dilutive shares (in shares)	0	0	0
Effect of treasury shares purchased (in shares)	(3,727,922)	0	0
Weighted average number of ordinary shareholders at December 31 to calculate basic earnings per share (in shares)	284,759,435	286,590,983	285,603,667
Diluted
Weighted Average number of ordinary shares [Line Items]
Issued ordinary shares at January 1 (in shares)		287,796,585	285,885,025	285,370,619
Effect of shares issued (in shares)	690,772	705,958	233,048
Effect of dilutive shares (in shares)	0	0	7,252,246
Effect of treasury shares purchased (in shares)	(3,727,922)	0	0
Weighted average number of ordinary shareholders at December 31 to calculate diluted earnings per share (in shares)	284,759,435	286,590,983	292,855,913